UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (99.2%)(a)
			Shares	Value

Aerospace and defense (1.9%)

Boeing Co. (The)			13,000	$4,262,440

General Dynamics Corp.			3,900	861,510

				5,123,950
Air freight and logistics (0.6%)

FedEx Corp.			7,098	1,704,301

				1,704,301
Airlines (1.0%)

Delta Air Lines, Inc.(S)			12,500	685,125

Southwest Airlines Co.			33,800	1,936,064

				2,621,189
Auto components (1.1%)

Lear Corp.			9,500	1,767,855

Pirelli & C SpA (Italy)(NON)			138,813	1,232,603

				3,000,458
Automobiles (0.6%)

General Motors Co.			40,900	1,486,306

				1,486,306
Banks (7.8%)

Bank of America Corp.			212,342	6,368,137

Citigroup, Inc.			66,957	4,519,598

JPMorgan Chase & Co.			81,027	8,910,539

SunTrust Banks, Inc.			21,400	1,456,056

				21,254,330
Beverages (1.5%)

Coca-Cola Co. (The)			19,600	851,228

Molson Coors Brewing Co. Class B			9,535	718,272

PepsiCo, Inc.			23,620	2,578,123

				4,147,623
Biotechnology (3.5%)

AbbVie, Inc.			21,100	1,997,115

Amgen, Inc.			20,295	3,459,892

Biogen, Inc.(NON)			6,600	1,807,212

Gilead Sciences, Inc.			28,900	2,178,771

				9,442,990
Building products (0.3%)

Owens Corning			8,700	699,480

				699,480
Capital markets (5.3%)

Ameriprise Financial, Inc.			13,200	1,952,808

Bank of New York Mellon Corp. (The)			15,300	788,409

Goldman Sachs Group, Inc. (The)			17,620	4,437,773

Invesco, Ltd.			27,018	864,846

KKR & Co. LP			62,200	1,262,660

Morgan Stanley			61,100	3,296,956

State Street Corp.			17,600	1,755,248

				14,358,700
Chemicals (1.7%)

CF Industries Holdings, Inc.			49,900	1,882,727

DowDuPont, Inc.			34,087	2,171,683

LyondellBasell Industries NV Class A			5,600	591,808

				4,646,218
Commercial services and supplies (0.6%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(RES)(F)			3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(RES)(F)			1	1

Waste Management, Inc.			18,100	1,522,572

				1,522,576
Communications equipment (2.0%)

Cisco Systems, Inc.			127,141	5,453,077

				5,453,077
Consumer finance (0.8%)

Capital One Financial Corp.			22,000	2,108,040

				2,108,040
Diversified financial services (3.0%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			72,953	552,095

Berkshire Hathaway, Inc. Class B(NON)			8,800	1,755,424

Capitol Investment Corp IV (Units)(NON)			43,141	435,724

Easterly Acquisition Corp.(NON)			77,420	789,684

Federal Street Acquisition Corp. (Units)(NON)			68,000	695,640

FGL Holdings (Bermuda)(NON)			125,844	1,277,317

Gores Holdings II, Inc. (Units)(NON)			33,354	351,885

Haymaker Acquisition Corp. (Units)(NON)			39,514	393,164

J2 Acquisition, Ltd. (British Virgin Islands)(NON)			77,798	736,747

TPG Pace Holdings Corp. (Units)(NON)			92,438	965,053

				7,952,733
Diversified telecommunication services (1.6%)

AT&T, Inc.			82,972	2,957,952

Verizon Communications, Inc.			26,100	1,248,102

				4,206,054
Electric utilities (1.6%)

Entergy Corp.			19,600	1,544,088

Exelon Corp.			40,400	1,576,004

FirstEnergy Corp.			34,200	1,163,142

				4,283,234
Electrical equipment (0.6%)

Emerson Electric Co.			25,200	1,721,160

				1,721,160
Energy equipment and services (0.1%)

Select Energy Services, Inc. 144A Class A-1(NON)			13,605	171,695

				171,695
Equity real estate investment trusts (REITs) (1.2%)

American Tower Corp.			4,651	675,976

Armada Hoffler Properties, Inc.			81,424	1,114,695

Easterly Government Properties, Inc.			73,116	1,491,566

				3,282,237
Food and staples retail (3.6%)

Costco Wholesale Corp.			7,400	1,394,382

CVS Health Corp.			24,380	1,516,680

Kroger Co. (The)			59,600	1,426,824

Walgreens Boots Alliance, Inc.			19,728	1,291,592

Walmart, Inc.			45,400	4,039,238

				9,668,716
Food products (1.2%)

Archer-Daniels-Midland Co.			31,200	1,353,144

Kraft Heinz Co. (The)			12,200	759,938

McCormick & Co., Inc. (non-voting shares)(S)			10,820	1,151,140

				3,264,222
Health-care equipment and supplies (1.9%)

Baxter International, Inc.			35,500	2,308,920

Becton Dickinson and Co.			13,300	2,882,110

				5,191,030
Health-care providers and services (3.0%)

Anthem, Inc.			8,100	1,779,570

Cigna Corp.			7,500	1,258,050

HCA Healthcare, Inc.			17,639	1,710,983

Humana, Inc.			6,500	1,747,395

McKesson Corp.			11,300	1,591,831

				8,087,829
Hotels, restaurants, and leisure (2.2%)

Hyatt Hotels Corp. Class A			9,300	709,218

Las Vegas Sands Corp.			22,200	1,596,180

Penn National Gaming, Inc.(NON)(S)			36,438	956,862

Playa Hotels & Resorts NV(NON)			65,284	667,202

Wyndham Worldwide Corp.			15,200	1,739,336

Wynn Resorts, Ltd.			1,500	273,540

				5,942,338
Household durables (0.7%)

HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(RES)(F)			6	6

PulteGroup, Inc.			67,200	1,981,728

				1,981,734
Household products (0.8%)

Kimberly-Clark Corp.			7,600	836,988

Procter & Gamble Co. (The)			15,200	1,205,056

				2,042,044
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.			51,400	1,569,242

				1,569,242
Insurance (1.6%)

American International Group, Inc.			19,833	1,079,312

Assured Guaranty, Ltd.			32,100	1,162,020

Lincoln National Corp.			21,200	1,548,872

Prudential Financial, Inc.			5,000	517,750

				4,307,954
Internet and direct marketing retail (1.7%)

Amazon.com, Inc.(NON)			3,065	4,436,097

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(NON)(RES)(F)			5,179	51,238

				4,487,335
Internet software and services (5.1%)

Alphabet, Inc. Class A(NON)			2,536	2,630,187

Alphabet, Inc. Class C(NON)			4,718	4,867,985

Delivery Hero Holding GmbH (Germany)(NON)			25,677	1,242,687

eBay, Inc.(NON)			22,000	885,280

Facebook, Inc. Class A(NON)			25,000	3,994,750

				13,620,889
IT Services (3.0%)

DXC Technology Co.			16,802	1,689,105

IBM Corp.			11,580	1,776,719

Mastercard, Inc. Class A			12,800	2,242,048

Visa, Inc. Class A			20,500	2,452,210

				8,160,082
Machinery (1.7%)

Caterpillar, Inc.			21,000	3,094,980

Deere & Co.			10,100	1,568,732

				4,663,712
Media (2.7%)

Comcast Corp. Class A			94,640	3,233,849

Live Nation Entertainment, Inc.(NON)			34,700	1,462,258

Walt Disney Co. (The)			24,600	2,470,824

				7,166,931
Metals and mining (1.2%)

Alcoa Corp.(NON)			29,104	1,308,516

Freeport-McMoRan, Inc. (Indonesia)(NON)			110,300	1,937,971

				3,246,487
Multiline retail (0.6%)

Target Corp.			24,000	1,666,320

				1,666,320
Oil, gas, and consumable fuels (6.5%)

Boardwalk Pipeline Partners LP			104,200	1,057,630

ConocoPhillips			44,600	2,644,334

Encana Corp. (Canada)			64,100	705,100

Enterprise Products Partners LP			56,400	1,380,672

Exxon Mobil Corp.			23,205	1,731,325

Kimbell Royalty Partners LP			26,697	507,243

Marathon Oil Corp.			67,000	1,080,710

Plains GP Holdings LP Class A(NON)			25,711	559,214

Royal Dutch Shell PLC ADR Class A (United Kingdom)			48,332	3,084,065

Suncor Energy, Inc. (Canada)			36,200	1,250,348

Total SA ADR (France)			30,014	1,731,508

Valero Energy Corp.			18,300	1,697,691

				17,429,840
Pharmaceuticals (3.1%)

Jazz Pharmaceuticals PLC(NON)			9,656	1,457,959

Johnson & Johnson			32,630	4,181,535

Pfizer, Inc.(S)			79,386	2,817,409

				8,456,903
Professional services (0.4%)

ManpowerGroup, Inc.			10,400	1,197,040

				1,197,040
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			26,200	1,237,164

Kennedy-Wilson Holdings, Inc.			40,300	701,220

				1,938,384
Road and rail (0.6%)

Norfolk Southern Corp.			11,900	1,615,782

				1,615,782
Semiconductors and semiconductor equipment (3.8%)

Applied Materials, Inc.			46,800	2,602,548

Intel Corp.			57,420	2,990,434

Lam Research Corp.			13,200	2,681,712

Texas Instruments, Inc.			19,500	2,025,855

				10,300,549
Software (6.3%)

Adobe Systems, Inc.(NON)			5,900	1,274,872

Dell Technologies, Inc. Class V(NON)			14,673	1,074,210

Microsoft Corp.			138,250	12,618,075

Oracle Corp.			46,758	2,139,179

				17,106,336
Specialty retail (3.4%)

Best Buy Co., Inc.			27,800	1,945,722

Children's Place, Inc. (The)			7,000	946,750

Gap, Inc. (The)			30,900	964,080

Home Depot, Inc. (The)			18,300	3,261,792

Lowe's Cos., Inc.			23,000	2,018,250

				9,136,594
Technology hardware, storage, and peripherals (4.7%)

Apple, Inc.			65,883	11,053,850

HP, Inc.			72,116	1,580,783

				12,634,633
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.(S)			68,100	1,254,402

				1,254,402
Trading companies and distributors (0.8%)

United Rentals, Inc.(NON)			11,900	2,055,487

				2,055,487

Total common stocks (cost $199,174,417)				$267,379,166

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			8,869	$514,715

Total convertible preferred stocks (cost $443,450)				$514,715

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. Class A (Canada)	7/4/22	CAD 11.50	36,476	$15,572

Cision, Ltd.	6/29/22	$11.50	9,119	21,338

Easterly Acquisition Corp.	7/29/20	11.50	38,710	32,509

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	77,798	38,121

Total warrants (cost $46,258)				$107,540

SHORT-TERM INVESTMENTS (2.9%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)			6,094,325	$6,094,325

Putnam Short Term Investment Fund 1.82%(AFF)			1,814,998	1,814,998

Total short-term investments (cost $7,909,323)				$7,909,323

TOTAL INVESTMENTS

Total investments (cost $207,573,448)				$275,910,744

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $269,542,475.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $51,248, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,535,450	$13,562,418	$21,003,543	$35,066	$6,094,325
	Putnam Short Term Investment Fund**	297,858	15,863,214	14,346,074	8,404	1,814,998

	Total Short-term investments	$13,833,308	$29,425,632	$35,349,617	$43,470	$7,909,323
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $6,094,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,990,455.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$34,838,571	$1,232,603	$51,244
Consumer staples	19,122,605	—	—
Energy	17,429,840	171,695	—
Financials	48,704,440	1,277,317	—
Health care	31,178,752	—	—
Industrials	22,924,673	—	4
Information technology	66,032,879	1,242,687	—
Materials	7,892,705	—	—
Real estate	5,220,621	—	—
Telecommunication services	4,206,054	—	—
Utilities	5,852,476	—	—
Total common stocks	263,403,616	3,924,302	51,248
Convertible preferred stocks	—	514,715	—
Warrants	107,540	—	—
Short-term investments	1,814,998	6,094,325	—

Totals by level	$265,326,154	$10,533,342	$51,248

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$107,540	$—

Total	$107,540	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		162,103

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018